Contents of Significant Accounts - Accounts Receivable, Net (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Disclosure of financial assets [line items]
Accounts receivable	$ 30,772,159	$ 980,942	$ 32,723,426
Cost [member]
Disclosure of financial assets [line items]
Accounts receivable	30,780,504		32,734,422
Loss Allowance [member]
Disclosure of financial assets [line items]
Less: loss allowance	$ (8,345)		$ (10,996)